Long-term investments (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Long-term investments

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
5.0% Investment in a company in mobile games industry	600,000	600,000	83,815
5.0% Investment in a company in central processing advertising algorithm services	600,000	600,000	83,815
Subtotal	1,200,000	1,200,000	167,630
Less: Impairment loss	1,102,938	1,102,938	154,072
Total	97,062	97,062	13,559